Securities Lending (Details) - Schedule of contractual gross and net securities borrowing and lending balances - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of contractual gross and net securities borrowing and lending balances [Abstract]
Gross amounts recognized		$ 765,457	$ 814,331
Gross amounts offset in the consolidated balance sheets	[1]
Net amounts included in the consolidated balance sheets		765,457	814,331
Amounts not offset in the consolidated balance sheets but eligible for offsetting upon counterparty default	[2]	765,457	814,331
Net amounts
Gross amounts recognized		759,810	810,495
Gross amounts offset in the consolidated balance sheets	[1]
Net amounts included in the consolidated balance sheets		759,810	810,495
Amounts not offset in the consolidated balance sheets but eligible for offsetting upon counterparty default	[2]	759,810	810,495
Net amounts

[1]	Includes financial instruments subject to enforceable master netting provisions that are permitted to be offset to the extent an event of default has occurred.
[2]	Includes the amount of cash collateral held/posted.